UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09221

The Community Reinvestment Act Qualified Investment Fund
(Exact name of registrant as specified in charter)
________

2500 Weston Road
Suite 101
Weston, Florida 33331)
 (Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire
Drinker Biddle & Reath LLP
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2009

Date of reporting period: August 31, 2008

Item 1.   Schedule of Investments.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Schedule of Investments August 31, 2008 (Unaudited)

	Principal Amount	Value
CORPORATE BOND - 0.05%
Salvation Army
5.44%, 09/01/2015	$370,000	$379,538

TOTAL CORPORATE BOND (Cost $370,000)		379,538

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 71.95%
FGLMC Single Family - 10.42%
Pool A34544, 5.00%, 04/01/2035	791,989	763,467
Pool A38831, 5.00%, 04/01/2035	278,228	268,208
Pool A45069, 5.00%, 05/01/2035	145,196	139,967
Pool A45529, 5.00%, 06/01/2035	1,597,266	1,539,743
Pool A46125, 5.00%, 07/01/2035	1,250,493	1,205,459
Pool B31700, 5.00%, 07/01/2035	228,232	220,013
Pool A46739, 5.00%, 08/01/2035	101,839	98,172
Pool A47419, 5.00%, 10/01/2035	50,953	49,118
Pool A47548, 5.00%, 11/01/2035	531,934	512,778
Pool A42100, 5.00%, 01/01/2036	257,282	248,017
Pool A68734, 5.00%, 07/01/2037	1,202,078	1,155,783
Pool A73050, 5.00%, 02/01/2038	726,000	698,040
Pool A78734, 5.00%, 06/01/2038	2,095,995	2,015,272
Pool C72447, 5.50%, 10/01/2032	219,262	217,488
Pool C72677, 5.50%, 11/01/2032	214,988	213,249
Pool C75088, 5.50%, 12/01/2032	201,392	199,763
Pool A15506, 5.50%, 10/01/2033	658,134	652,602
Pool A19043, 5.50%, 02/01/2034	392,273	389,221
Pool A26091, 5.50%, 08/01/2034	422,638	419,350
Pool A28167, 5.50%, 10/01/2034	277,599	275,439
Pool A33163, 5.50%, 01/01/2035	445,139	440,354
Pool A34530, 5.50%, 04/01/2035	254,367	251,633
Pool A45404, 5.50%, 06/01/2035	767,754	759,502
Pool A46469, 5.50%, 07/01/2035	472,994	467,909
Pool A37281, 5.50%, 08/01/2035	303,260	300,000
Pool A37325, 5.50%, 08/01/2035	1,024,016	1,013,009
Pool A46750, 5.50%, 08/01/2035	180,417	178,478
Pool A46861, 5.50%, 09/01/2035	511,063	507,087
Pool A47421, 5.50%, 10/01/2035	436,033	431,347
Pool A40186, 5.50%, 11/01/2035	362,477	358,581
Pool A47557, 5.50%, 11/01/2035	173,634	171,768
Pool A40764, 5.50%, 12/01/2035	174,885	173,005
Pool A42101, 5.50%, 01/01/2036	1,414,846	1,399,638
Pool A43744, 5.50%, 03/01/2036	494,489	488,324
Pool A44641, 5.50%, 04/01/2036	768,764	759,180
Pool A56707, 5.50%, 01/01/2037	666,103	657,381
Pool A57436, 5.50%, 01/01/2037	1,193,625	1,178,743
Pool A58653, 5.50%, 03/01/2037	2,271,015	2,242,701
Pool A59858, 5.50%, 04/01/2037	541,814	534,721
Pool A60749, 5.50%, 05/01/2037	1,436,833	1,418,021
Pool A63607, 5.50%, 07/01/2037	657,602	648,992
Pool A66019, 5.50%, 08/01/2037	1,651,252	1,630,664
Pool A68746, 5.50%, 10/01/2037	1,627,611	1,606,301
Pool A69361, 5.50%, 11/01/2037	735,821	726,647
Pool A73036, 5.50%, 01/01/2038	1,132,772	1,117,941

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Schedule of Investments August 31, 2008 (Unaudited)

	Principal Amount	Value
Pool A76192, 5.50%, 04/01/2038	$1,687,466	$1,665,373
Pool A76444, 5.50%, 04/01/2038	1,098,913	1,084,525
Pool A78742, 5.50%, 06/01/2038	7,522,542	7,424,052
Pool C61762, 6.00%, 12/01/2031	107,413	109,061
Pool C70994, 6.00%, 09/01/2032	163,537	165,944
Pool C72004, 6.00%, 09/01/2032	200,749	203,704
Pool C74224, 6.00%, 11/01/2032	125,465	127,311
Pool C74648, 6.00%, 11/01/2032	116,253	117,965
Pool C75089, 6.00%, 12/01/2032	164,089	166,505
Pool C76059, 6.00%, 01/01/2033	177,115	179,722
Pool C77393, 6.00%, 02/01/2033	86,530	87,722
Pool A15513, 6.00%, 10/01/2033	251,940	255,412
Pool A26090, 6.00%, 08/01/2034	634,725	642,481
Pool A40766, 6.00%, 12/01/2035	124,873	126,204
Pool A42102, 6.00%, 01/01/2036	98,761	99,814
Pool A42806, 6.00%, 02/01/2036	1,266,982	1,280,484
Pool A43728, 6.00%, 03/01/2036	868,511	876,952
Pool A43745, 6.00%, 03/01/2036	285,522	288,565
Pool A44642, 6.00%, 04/01/2036	1,038,582	1,049,651
Pool A49014, 6.00%, 05/01/2036	2,183,943	2,205,170
Pool A49847, 6.00%, 06/01/2036	1,384,913	1,398,375
Pool A50702, 6.00%, 07/01/2036	851,603	859,881
Pool A52235, 6.00%, 09/01/2036	683,604	690,249
Pool A52901, 6.00%, 09/01/2036	940,762	949,906
Pool A53439, 6.00%, 10/01/2036	1,151,098	1,162,286
Pool A54312, 6.00%, 11/01/2036	1,466,352	1,481,980
Pool A55852, 6.00%, 12/01/2036	1,281,833	1,294,293
Pool A56709, 6.00%, 01/01/2037	938,903	948,029
Pool A57261, 6.00%, 02/01/2037	983,098	992,039
Pool A60055, 6.00%, 04/01/2037	776,627	783,690
Pool A63610, 6.00%, 07/01/2037	1,266,943	1,278,466
Pool A66123, 6.00%, 07/01/2037	890,787	898,889
Pool A64648, 6.00%, 08/01/2037	1,261,647	1,273,121
Pool A67088, 6.00%, 09/01/2037	1,129,687	1,139,961
Pool A80026, 6.00%, 10/01/2037	1,050,054	1,059,604
Pool A68807, 6.00%, 11/01/2037	1,928,011	1,945,546
Pool A69362, 6.00%, 11/01/2037	896,338	904,490
Pool A78750, 6.00%, 06/01/2038	1,170,109	1,180,751
Pool C38992, 6.50%, 12/01/2029	355,920	369,316
Pool C50755, 6.50%, 03/01/2031	101,462	105,123
Pool C54246, 6.50%, 07/01/2031	54,634	56,605
Pool C59148, 6.50%, 10/01/2031	88,966	92,176
Pool B31166, 6.50%, 12/01/2031	24,494	25,378
Pool C61764, 6.50%, 12/01/2031	176,886	183,268
Pool C64625, 6.50%, 02/01/2032	185,168	191,791
Pool C65420, 6.50%, 03/01/2032	240,752	249,362
Pool C66763, 6.50%, 05/01/2032	477,291	494,362
Pool C66830, 6.50%, 05/01/2032	31,748	32,883
Pool C68518, 6.50%, 06/01/2032	149,588	154,938
Pool C72446, 6.50%, 08/01/2032	137,860	142,790
Pool A49963, 6.50%, 06/01/2036	518,537	533,355
Pool A50703, 6.50%, 07/01/2036	1,377,204	1,416,561
Pool A52237, 6.50%, 08/01/2036	927,869	954,385

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Schedule of Investments August 31, 2008 (Unaudited)

	Principal Amount	Value
Pool A52899, 6.50%, 09/01/2036	$689,908	$709,624
Pool A53441, 6.50%, 10/01/2036	1,132,160	1,164,515
Pool A68747, 6.50%, 10/01/2037	1,064,594	1,094,684
		77,112,365

FHA Project Loan - 0.96%
FHA Project Loan
023-98141, 6.00%, 03/01/2047 (a)	3,214,316	3,177,030
034-35271, 6.95%, 01/01/2033 (a)	397,255	405,200
034-35272, 6.95%, 01/01/2033 (a)	393,724	401,598
Reilly, 130, 7.43%, 08/25/2021 (a)	1,585,106	1,603,652
WM 2002-1, 7.43%, 08/01/2019 (a)	1,515,173	1,532,901
		7,120,381

FNMA Multi Family - 11.91%
Pool 387459, 4.48%, 06/01/2011	303,311	304,572
Pool 386084, 4.56%, 01/01/2012	117,736	118,197
Pool 386947, 4.62%, 11/01/2014	349,733	340,375
Pool 386602, 4.66%, 10/01/2013	326,423	320,731
Pool 386432, 4.75%, 08/01/2013	1,088,552	1,075,964
Pool 387425, 4.76%, 06/01/2015	601,635	587,336
Pool 386862, 4.78%, 05/01/2014	1,874,550	1,844,756
Pool 387286, 4.78%, 03/01/2015	2,962,020	2,899,149
Pool 387284, 4.84%, 03/01/2015	950,753	934,011
Pool 387273, 4.89%, 02/01/2015	283,927	279,658
Pool 386968, 4.92%, 05/01/2014	2,788,901	2,761,990
Pool 387202, 4.98%, 12/01/2014	4,599,911	4,559,509
Pool 387560, 4.98%, 09/01/2015	479,914	473,542
Pool 387109, 5.02%, 09/01/2014	951,220	939,697
Pool 387517, 5.02%, 08/01/2020	1,920,571	1,837,474
Pool 386980, 5.04%, 06/01/2014	1,226,285	1,220,712
Pool 873236, 5.09%, 02/01/2016	967,227	957,557
Pool 387433, 5.11%, 06/01/2023	958,525	908,606
Pool 387289, 5.12%, 07/01/2029	689,325	650,657
Pool 387438, 5.18%, 06/01/2020	239,576	232,277
Pool 386104, 5.19%, 04/01/2021	226,358	217,762
Pool 387215, 5.19%, 01/01/2023	508,157	488,635
Pool 387446, 5.22%, 06/01/2020	3,793,829	3,700,102
Pool 874244, 5.23%, 12/01/2020	1,079,536	1,081,306
Pool 386892, 5.23%, 04/01/2022	546,398	525,514
Pool 387452, 5.25%, 06/01/2035	767,627	704,847
Pool 874253, 5.29%, 08/01/2017	1,043,708	1,052,347
Pool 873414, 5.29%, 02/01/2024	1,499,546	1,441,817
Pool 387349, 5.31%, 04/01/2020	841,382	823,002
Pool 387312, 5.33%, 04/01/2035	557,469	514,098
Pool 874082, 5.35%, 06/01/2018	1,960,109	1,951,574
Pool 873470, 5.42%, 03/01/2016	2,019,207	2,035,492
Pool 387399, 5.46%, 08/01/2020	290,180	288,674
Pool 387158, 5.48%, 11/01/2022	957,222	930,775
Pool 874487, 5.52%, 05/01/2025	4,677,481	4,585,692
Pool 873550, 5.55%, 04/01/2024	1,703,776	1,671,030
Pool 874136, 5.57%, 12/01/2016	245,238	248,570
Pool 874521, 5.61%, 04/01/2024	1,601,645	1,591,395

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Schedule of Investments August 31, 2008 (Unaudited)

	Principal Amount	Value
Pool 386969, 5.70%, 05/01/2009 (a)	$134,482	$135,329
Pool 874262, 5.75%, 01/01/2017	705,870	722,561
Pool 873766, 5.79%, 07/01/2024	1,075,808	1,081,412
Pool 386991, 5.86%, 06/01/2022	238,905	241,711
Pool 386464, 5.88%, 08/01/2021	900,641	912,670
Pool 873731, 5.88%, 07/01/2023	2,393,694	2,434,980
Pool 874920, 5.91%, 07/01/2023	1,049,096	1,078,458
Pool 873830, 5.94%, 07/01/2024	4,536,540	4,617,114
Pool 387005, 5.95%, 06/01/2022	400,575	407,933
Pool 873642, 5.99%, 05/01/2024	668,294	661,923
Pool 873705, 6.03%, 06/01/2016	1,468,822	1,479,592
Pool 873706, 6.04%, 06/01/2016	6,071,423	6,214,908
Pool 873679, 6.10%, 06/01/2024	867,005	863,133
Pool 387046, 6.11%, 10/01/2022	628,865	648,993
Pool 385229, 6.33%, 09/01/2017	2,204,035	2,322,836
Pool 874736, 6.43%, 10/01/2025	495,247	524,889
Pool 384719, 6.59%, 02/01/2017	1,399,611	1,497,889
Pool 385136, 6.65%, 06/01/2020	232,944	247,751
Pool 383143, 6.75%, 02/01/2016	2,739,324	2,945,376
Pool 383145, 6.85%, 02/01/2019	1,958,616	2,099,488
Pool 385051, 6.89%, 05/01/2020	2,246,750	2,423,689
Pool 375536, 6.90%, 01/01/2013	4,140,676	4,396,540
Pool 386046, 7.22%, 04/01/2021	2,746,394	3,029,610
		88,088,187

FNMA Single Family - 15.18%
Pool 783885, 5.00%, 12/01/2034	126,610	122,367
Pool 809308, 5.00%, 01/01/2035	213,134	205,991
Pool 808194, 5.00%, 03/01/2035	517,773	499,450
Pool 820333, 5.00%, 09/01/2035	468,285	451,714
Pool 829353, 5.00%, 10/01/2035	635,478	612,990
Pool 868751, 5.00%, 04/01/2036	632,737	609,753
Pool 914311, 5.00%, 02/01/2037	474,384	456,458
Pool 961665, 5.00%, 02/01/2038	1,195,742	1,150,437
Pool 961946, 5.00%, 02/01/2038	1,090,206	1,048,900
Pool 779567, 5.50%, 05/01/2034	263,367	261,236
Pool 783927, 5.50%, 10/01/2034	170,591	169,211
Pool 796896, 5.50%, 10/01/2034	299,298	296,876
Pool 809305, 5.50%, 01/01/2035	244,944	242,962
Pool 809309, 5.50%, 01/01/2035	281,835	279,554
Pool 808195, 5.50%, 02/01/2035	152,212	150,980
Pool 808212, 5.50%, 02/01/2035	165,669	164,328
Pool 814622, 5.50%, 02/01/2035	1,292,600	1,280,726
Pool 815003, 5.50%, 03/01/2035	506,280	501,629
Pool 833181, 5.50%, 09/01/2035	84,314	83,540
Pool 865616, 5.50%, 02/01/2036	215,424	213,142
Pool 906001, 5.50%, 12/01/2036	1,624,634	1,607,425
Pool 907767, 5.50%, 12/01/2036	1,088,876	1,077,341
Pool 906297, 5.50%, 01/01/2037	2,521,615	2,494,904
Pool 910418, 5.50%, 01/01/2037	602,887	596,501
Pool 910343, 5.50%, 02/01/2037	1,846,074	1,824,973
Pool 918816, 5.50%, 02/01/2037	846,641	837,672
Pool 915093, 5.50%, 04/01/2037	1,121,648	1,108,828
Pool 918823, 5.50%, 04/01/2037	1,168,001	1,154,651

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Schedule of Investments August 31, 2008 (Unaudited)

	Principal Amount	Value
Pool 937689, 5.50%, 05/01/2037	$1,159,373	$1,146,122
Pool 937690, 5.50%, 05/01/2037	954,912	943,997
Pool 937698, 5.50%, 05/01/2037	1,409,569	1,393,457
Pool 942355, 5.50%, 06/01/2037	958,747	947,789
Pool 944232, 5.50%, 06/01/2037	978,566	967,381
Pool 942847, 5.50%, 07/01/2037	592,736	585,961
Pool 942856, 5.50%, 07/01/2037	1,970,969	1,948,441
Pool 948666, 5.50%, 07/01/2037	847,562	837,790
Pool 948667, 5.50%, 08/01/2037	893,423	883,122
Pool 960422, 5.50%, 12/01/2037	1,492,114	1,474,910
Pool 961664, 5.50%, 02/01/2038	1,248,534	1,234,138
Pool 961666, 5.50%, 02/01/2038	2,251,841	2,225,877
Pool 961947, 5.50%, 02/01/2038	2,792,248	2,760,332
Pool 933847, 5.50%, 05/01/2038	1,367,834	1,352,062
Pool 963383, 5.50%, 05/01/2038	1,074,152	1,061,767
Pool 975138, 5.50%, 05/01/2038	1,426,260	1,409,815
Pool 963547, 5.50%, 06/01/2038	1,229,563	1,215,386
Pool 985139, 5.50%, 07/01/2038	1,157,334	1,143,990
Pool 614014, 6.00%, 11/01/2031	143,953	146,387
Pool 614022, 6.00%, 11/01/2031	88,605	90,103
Pool 624093, 6.00%, 02/01/2032	175,731	178,702
Pool 794353, 6.00%, 08/01/2034	82,113	83,220
Pool 796897, 6.00%, 09/01/2034	884,691	896,608
Pool 783925, 6.00%, 10/01/2034	82,296	83,405
Pool 783870, 6.00%, 11/01/2034	132,042	133,821
Pool 809310, 6.00%, 01/01/2035	762,964	773,241
Pool 865614, 6.00%, 02/01/2036	863,450	874,002
Pool 866068, 6.00%, 02/01/2036	1,300,447	1,314,916
Pool 868753, 6.00%, 03/01/2036	1,200,726	1,214,086
Pool 868754, 6.00%, 03/01/2036	257,648	260,514
Pool 886135, 6.00%, 07/01/2036	947,664	958,208
Pool 900648, 6.00%, 07/01/2036	831,521	840,773
Pool 886642, 6.00%, 08/01/2036	1,251,275	1,265,196
Pool 900105, 6.00%, 08/01/2036	879,112	888,893
Pool 900241, 6.00%, 08/01/2036	724,869	732,934
Pool 901392, 6.00%, 09/01/2036	969,959	980,750
Pool 903485, 6.00%, 10/01/2036	662,436	669,807
Pool 906002, 6.00%, 12/01/2036	1,778,633	1,798,422
Pool 907769, 6.00%, 12/01/2036	1,459,705	1,475,946
Pool 910417, 6.00%, 12/01/2036	922,293	932,554
Pool 922596, 6.00%, 12/01/2036	749,507	757,846
Pool 906298, 6.00%, 01/01/2037	918,174	928,390
Pool 910114, 6.00%, 01/01/2037	1,044,129	1,055,746
Pool 910344, 6.00%, 02/01/2037	954,339	964,605
Pool 914334, 6.00%, 03/01/2037	1,216,493	1,229,579
Pool 918822, 6.00%, 04/01/2037	1,002,878	1,014,036
Pool 937699, 6.00%, 05/01/2037	895,463	905,096
Pool 940757, 6.00%, 05/01/2037	708,208	716,088
Pool 942848, 6.00%, 07/01/2037	1,551,168	1,567,854
Pool 948669, 6.00%, 07/01/2037	1,820,025	1,839,421
Pool 952300, 6.00%, 07/01/2037	1,183,910	1,196,645
Pool 952628, 6.00%, 07/01/2037	1,968,855	1,989,837
Pool 952629, 6.00%, 07/01/2037	2,173,419	2,196,581

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Schedule of Investments August 31, 2008 (Unaudited)

	Principal Amount	Value
Pool 942857, 6.00%, 08/01/2037	$2,266,550	$2,290,932
Pool 946756, 6.00%, 08/01/2037	5,465,361	5,523,606
Pool 946757, 6.00%, 08/01/2037	1,430,014	1,445,254
Pool 907085, 6.00%, 09/01/2037	966,399	976,795
Pool 947769, 6.00%, 09/01/2037	1,127,718	1,139,736
Pool 947770, 6.00%, 09/01/2037	2,934,769	2,966,045
Pool 947772, 6.00%, 09/01/2037	2,746,408	2,775,676
Pool 947774, 6.00%, 10/01/2037	1,225,513	1,238,573
Pool 953768, 6.00%, 11/01/2037	1,544,924	1,561,543
Pool 960011, 6.00%, 11/01/2037	2,165,388	2,188,464
Pool 960423, 6.00%, 12/01/2037	2,162,783	2,185,832
Pool 961370, 6.00%, 01/01/2038	1,027,403	1,038,352
Pool 961667, 6.00%, 02/01/2038	1,212,729	1,225,653
Pool 963384, 6.00%, 05/01/2038	999,176	1,009,825
Pool 964596, 6.00%, 07/01/2038	1,108,325	1,120,137
Pool 934366, 6.00%, 08/01/2038	1,431,230	1,446,483
Pool 886136, 6.50%, 07/01/2036	759,377	782,027
Pool 886808, 6.50%, 07/01/2036	395,601	407,401
Pool 900106, 6.50%, 08/01/2036	862,319	888,039
Pool 900242, 6.50%, 08/01/2036	976,666	1,005,798
Pool 900649, 6.50%, 09/01/2036	1,392,472	1,434,006
Pool 901391, 6.50%, 09/01/2036	545,949	562,234
Pool 947771, 6.50%, 09/01/2037	1,084,914	1,116,935
		112,320,434

GNMA Construction – 1.14%
Pool 608330, 6.25%, 04/15/2048	2,990,200	3,164,375
Pool 669505, 6.27%, 03/15/2049	1,640,000	1,746,092
Pool 643895, 6.50%, 06/15/2049	1,347,400	1,394,407
Pool 645784, 6.75%, 02/15/2048	1,950,000	2,120,770
		8,425,644

GNMA Multi Family - 25.91%
2007-46 A, 3.14%, 06/16/2021	558,655	554,840
2007-77 A, 3.18%, 02/16/2026	5,181,134	5,119,146
2007-39 AC, 3.51%, 07/16/2024	2,224,148	2,211,252
2006-39 A, 3.77%, 06/16/2025	4,527,274	4,489,836
2008-24 B, 3.86%, 03/16/2029 (b)	2,000,000	1,954,781
2004-103 A, 3.88%, 12/16/2019	271,803	271,075
2006-68 A, 3.89%, 07/16/2026	4,871,477	4,838,006
2007-55 A, 3.91%, 08/16/2027	5,161,275	5,136,214
2006-8 A, 3.94%, 08/16/2025	2,064,000	2,059,395
2007-12 A, 3.96%, 06/16/2031	13,489,557	13,354,657
2005-79 A, 4.00%, 10/16/2033	2,623,825	2,613,616
2006-66 A, 4.09%, 08/16/2030	4,046,973	4,028,873
2006-9 A, 4.20%, 08/16/2026	1,504,601	1,501,765
2006-3 A, 4.21%, 01/16/2028	2,879,526	2,873,939
2006-51 A, 4.25%, 10/16/2030	6,820,624	6,797,727
2006-63 A, 4.26%, 02/16/2032	22,506,045	22,392,826
2007-34 A, 4.27%, 11/16/2026	9,330,635	9,333,024
2007-13 A, 4.32%, 11/16/2029	3,469,778	3,465,372
2008-8 B, 4.38%, 03/16/2029 (b)	3,500,000	3,464,294
2005-59 A, 4.39%, 05/16/2023	1,046,624	1,048,629
2005-87 A, 4.45%, 03/16/2025	1,960,603	1,963,718
2008-22 B, 4.50%, 12/16/2038	7,250,000	7,074,035
2008-28 B, 4.59%, 08/16/2034	3,700,000	3,634,408

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Schedule of Investments August 31, 2008 (Unaudited)

	Principal Amount	Value
2005-34 B, 4.74%, 04/16/2029 (b)	$1,155,146	$1,156,853
2008-52 B, 4.75%, 10/16/2032	4,750,000	4,665,031
2008-14 B, 4.75%, 10/16/2042	7,000,000	6,805,296
2005-59 B, 4.82%, 10/16/2029 (b)	5,166,255	5,149,706
2005-79 C, 4.95%, 12/16/2045 (b)	700,000	690,293
2007-69 B, 4.96%, 06/16/2030	1,350,000	1,358,124
2008-39 C, 5.02%, 03/16/2034 (b)	7,600,000	7,493,182
2007-75 B, 5.06%, 03/16/2036	4,500,000	4,487,960
2006-32 A, 5.08%, 01/16/2030	1,674,345	1,691,016
2005-87 B, 5.12%, 01/16/2028 (b)	2,007,300	2,018,838
2006-39 B, 5.22%, 08/16/2028 (b)	2,000,000	2,015,930
2008-48 D, 5.24%, 10/16/2039	750,000	742,669
Pool 652131, 5.30%, 06/15/2023	2,047,643	2,048,872
Pool 666265, 5.45%, 09/01/2035	1,923,380	1,917,264
Pool 640434, 5.46%, 03/15/2043	3,407,647	3,369,060
Pool 634979, 5.50%, 01/15/2036	448,527	448,525
2007-75 C, 5.53%, 07/16/2016 (b)	400,000	401,531
2008-59 B, 5.55%, 10/26/2026 (b)	3,500,000	3,565,022
Pool 643790, 5.55%, 06/15/2027	326,354	328,185
Pool 664218, 5.63%, 06/15/2043	2,673,327	2,658,893
Pool 664652, 5.65%, 06/15/2042	2,416,645	2,408,766
Pool 642637, 5.69%, 11/15/2042	496,828	496,146
Pool 614125, 5.70%, 12/15/2030	1,573,670	1,577,754
Pool 650307, 5.75%, 03/15/2043	1,812,452	1,812,375
Pool 666268, 5.85%, 03/15/2043	6,955,343	6,979,913
Pool 653889, 5.88%, 01/15/2043	1,183,442	1,188,339
Pool 645747, 6.00%, 09/15/2032	161,796	162,755
Pool 637911, 6.00%, 07/15/2035	444,356	448,451
Pool 639306, 6.00%, 01/15/2036	1,169,450	1,180,783
Pool 666259, 6.00%, 12/01/2042	2,329,360	2,344,400
Pool 649793, 6.05%, 08/15/2036	99,360	100,622
Pool 653914, 6.10%, 06/15/2043	2,434,037	2,465,763
Pool 667881, 6.14%, 02/15/2043	996,101	1,011,435
Pool 653904, 6.20%, 05/15/2043	785,399	800,674
Pool TBA 6.20%, 08/01/2038 (a)	950,900	975,433
Pool 678208, 6.25%, 08/15/2043 (a)	1,601,300	1,672,718
Pool 636413, 6.25%, 04/15/2036	1,248,034	1,276,868
Pool 645787, 6.25%, 08/15/2036	261,208	265,908
Pool 669518, 6.30%, 04/15/2038	198,587	203,229
Pool 608326, 6.50%, 10/15/2033	1,125,869	1,152,825
		191,718,835

GNMA Single Family - 4.19%
Pool 688624, 5.00%, 05/15/2038	1,072,088	1,047,997
Pool 684677, 5.50%, 03/15/2038	2,077,640	2,077,463
Pool 684721, 5.50%, 03/15/2038	1,014,183	1,014,096
Pool G2 684987, 5.50%, 03/20/2038	1,151,480	1,144,185
Pool 684802, 5.50%, 04/15/2038	1,363,479	1,363,363
Pool 688625, 5.50%, 05/15/2038	1,508,284	1,508,155
Pool G2 688636, 5.50%, 05/20/2038	1,256,028	1,248,071
Pool 690974, 5.50%, 06/15/2038	1,126,395	1,126,300

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Schedule of Investments August 31, 2008 (Unaudited)

	Principal Amount	Value
Pool G2 690973, 5.50%, 06/20/2038	$1,186,631	$1,179,113
Pool 693574, 5.50%, 07/15/2038	1,344,853	1,344,738
Pool G2 409120, 5.50%, 07/20/2038	1,986,873	1,974,286
Pool 684678, 6.00%, 03/15/2038	2,868,394	2,915,657
Pool 684711, 6.00%, 03/15/2038	1,082,481	1,100,318
Pool G2 684988, 6.00%, 03/20/2038	1,153,301	1,169,790
Pool 688626, 6.00%, 05/15/2038	1,104,735	1,122,939
Pool 688629, 6.00%, 05/15/2038	1,130,133	1,148,754
Pool G2 688637, 6.00%, 05/20/2038	1,013,437	1,027,927
Pool G2 693900, 6.00%, 07/20/2038	1,032,592	1,047,355
Pool 696513, 6.00%, 08/15/2038	2,379,097	2,418,298
Pool G2 696843, 6.00%, 08/20/2038	1,113,412	1,129,331
Pool TBA 6.25%, 09/01/2043 (a)	457,000	477,428
Pool 582048, 6.50%, 01/15/2032	43,297	44,858
Pool 696514, 6.50%, 08/15/2038	1,015,089	1,047,560
Pool G2 696844, 6.50%, 08/20/2038	1,240,022	1,278,535
Pool 530199, 7.00%, 03/20/2031	64,012	67,919
		31,024,436

HUD - 0.01%
Housing and Urban Development
Series 97-A, 7.13%, 08/01/2017	50,000	49,891

Small Business Administration - 2.23%
SBA
Loan #3153295002, 2.13%, 07/24/2029 (a)	682,500	690,622
Loan #3046316007, 2.13%, 12/03/2032 (a)	297,696	301,238
Pool 507253, 2.25%, 05/25/2030 (b)	903,491	897,953
Pool 507932, 2.33%, 04/25/2026 (b)	486,283	484,649
Pool 507766, 2.33%, 07/25/2031 (b)	435,090	433,491
Pool 507841, 2.33%, 08/25/2031 (b)	640,311	637,957
Pool 508045, 2.33%, 04/25/2032 (b)	2,163,331	2,155,376
Pool 507417, 2.35%, 09/25/2030 (b)	983,942	981,135
Pool 508206, 2.35%, 09/25/2032 (b)	2,266,193	2,259,756
Pool 508298, 2.35%, 01/25/2033 (b)	2,575,557	2,568,247
Pool 508506, 2.38%, 06/25/2033 (a) (b)	4,606,454	4,606,454
Loan #2484686008, 3.18%, 09/01/2027 (a) (b)	366,852	370,521
Loan #3111236004, 4.38%, 01/31/2015 (a) (b)	82,681	84,748
		16,472,147
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $533,639,465)		532,332,320

MUNICIPAL BONDS - 25.30%
Alabama - 0.25%
Alabama Incentives Financing Authority
7.75%, 10/01/2019	1,800,000	1,883,664

Arizona - 0.10%
Phoenix Industrial Development Authority
5.04%, 10/20/2016	750,000	739,110

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Schedule of Investments August 31, 2008 (Unaudited)

	Principal Amount	Value
California - 2.55%
California Home Mortgage Finance Authority
6.90%, 02/01/2047	$1,525,000	$1,537,505

California Statewide Communities Development Authority
5.30%, 04/01/2016	2,155,000	2,180,084

Loma Linda Redevelopment Agency
5.25%, 07/01/2015	1,630,000	1,530,114

Los Angeles Community Redevelopment Agency
5.83%, 12/01/2017	700,000	665,063
6.00%, 09/01/2009	1,730,000	1,764,496
6.00%, 09/01/2010	1,815,000	1,873,987
6.00%, 09/01/2011	1,915,000	1,983,174

Los Angeles Multi-Family Housing Authority
6.65%, 07/20/2015	760,000	793,539

Napa Community Redevelopment Agency
5.60%, 09/01/2018	500,000	504,070

Redding Redevelopment Agency
6.00%, 09/01/2010	350,000	351,449

Sacramento County Housing Authority
7.65%, 09/01/2015	730,000	763,449

San Diego Public Facilities Financing Authority
5.95%, 10/01/2017	1,120,000	1,068,782

San Francisco City & County Redevelopment Financing Authority
5.62%, 08/01/2016	795,000	798,808
5.75%, 08/01/2037	500,000	469,065

San Mateo Redevelopment Agency
4.25%, 08/01/2012	395,000	378,631
4.38%, 08/01/2013	405,000	382,911
4.50%, 08/01/2014	425,000	393,644
4.50%, 08/01/2015	445,000	406,512

Vacaville Redevelopment Agency
7.00%, 09/01/2010	1,015,000	1,041,867
		18,887,150

Colorado - 0.19%
Colorado Housing & Finance Authority
5.22%, 05/01/2036	1,192,500	1,172,132
7.13%, 10/01/2012	220,000	221,067
		1,393,199

Connecticut - 0.41%
Connecticut Housing Finance Authority
3.44%, 11/15/2008	110,000	110,147

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Schedule of Investments August 31, 2008 (Unaudited)

	Principal Amount	Value
3.77%, 11/15/2009	$100,000	$100,450
3.96%, 11/15/2010	100,000	99,745
4.16%, 11/15/2011	50,000	49,702
4.46%, 11/15/2009	475,000	480,947
4.54%, 11/15/2010	475,000	479,522
4.61%, 11/15/2011	510,000	513,738
4.71%, 11/15/2013	540,000	539,941
5.83%, 11/15/2016	645,000	671,116
		3,045,308

Delaware - 0.07%
Delaware State Housing Authority
5.00%, 01/01/2010	520,000	525,746

Florida - 1.22%
Boynton Beach Community Redevelopment Agency
5.65%, 10/01/2026	3,040,000	2,908,368

Charlotte County Housing Finance Authority
5.01%, 07/01/2037 (b)	1,407,197	1,407,436

Florida Housing Finance Corp.
6.85%, 04/01/2021	355,000	368,479
7.00%, 09/01/2009	360,000	365,918
7.30%, 10/01/2010	345,000	359,397
7.88%, 07/01/2015	420,000	438,367

Miami Beach Redevelopment Agency
4.67%, 12/01/2011	1,000,000	991,340

Miami-Dade County Housing Finance Authority
4.00%, 06/01/2016	1,200,000	1,167,252
6.60%, 08/01/2016	350,000	359,818
7.15%, 01/01/2019	245,000	257,953

Palm Beach County Housing Finance Authority
4.50%, 12/01/2015	405,000	404,198
		9,028,526

Idaho - 0.35%
Idaho Housing & Finance Association
6.00%, 07/01/2035	500,000	504,415
6.45%, 07/01/2035	2,050,000	2,064,186
		2,568,601

Illinois - 1.00%
Illinois Housing Development Authority
4.55%, 12/01/2009	910,000	911,929
4.98%, 02/01/2009	150,000	150,897
5.08%, 01/01/2013	460,000	459,913
5.11%, 07/01/2013	465,000	464,930
5.16%, 01/01/2015	515,000	508,424
5.16%, 07/01/2015	535,000	527,740
5.31%, 08/01/2036	1,580,000	1,579,526
5.50%, 12/01/2014	2,000,000	2,014,880

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Schedule of Investments August 31, 2008 (Unaudited)

	Principal Amount	Value
6.21%, 06/01/2026	$750,000	$760,365
		7,378,604

Indiana - 1.48%
City of Elkhart
6.60%, 05/20/2014	465,000	486,204

Indiana Housing & Community Development Authority
5.51%, 01/01/2039	4,925,000	4,946,818
5.69%, 07/01/2037	1,860,000	1,869,486
5.90%, 01/01/2037	3,100,000	3,125,916

Indiana Housing Finance Authority
7.34%, 07/01/2030	545,000	557,164
		10,985,588

Iowa - 0.23%
Des Moines Area Community College
4.50%, 06/01/2011	1,165,000	1,188,720

Iowa Finance Authority
6.55%, 12/01/2015	515,000	532,031
		1,720,751
Kentucky - 1.74%
Kentucky Housing Corp.
5.17%, 01/01/2013	660,000	672,929
5.17%, 07/01/2013	680,000	694,742
5.18%, 01/01/2014	160,000	162,435
5.33%, 07/01/2014	3,720,000	3,762,706
5.75%, 07/01/2037	4,745,000	4,779,544
5.77%, 07/01/2037	2,250,000	2,268,923
5.81%, 07/01/2014	500,000	519,445
		12,860,724

Louisiana - 0.13%
Louisiana Housing Finance Agency
5.45%, 06/01/2018	465,000	466,739
5.60%, 12/01/2029	500,000	503,565
		970,304

Maryland - 0.44%
Maryland Community Development Administration
6.07%, 09/01/2037	2,350,000	2,280,252

Montgomery County Housing Opportunities Commission
5.23%, 01/01/2009	1,000,000	1,001,330
		3,281,582

Massachusetts - 2.05%
Massachusetts Development Finance Agency
4.85%, 09/01/2013	25,000	25,360

Massachusetts Housing Finance Agency
5.21%, 12/01/2016	2,535,000	2,542,504
5.42%, 06/01/2009	250,000	251,612
5.54%, 12/01/2025	2,745,000	2,695,535
5.55%, 06/01/2025	940,000	927,780
5.84%, 12/01/2036	1,000,000	992,550
5.96%, 06/01/2017	1,450,000	1,498,140

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Schedule of Investments August 31, 2008 (Unaudited)

	Principal Amount	Value
6.32%, 12/01/2037	$4,970,000	$4,947,188
6.50%, 12/01/2039	1,255,000	1,256,694
		15,137,363

Minnesota - 0.34%
Minnesota State Housing Finance Agency
5.76%, 01/01/2037	560,000	564,351
5.85%, 07/01/2036	915,000	933,877
6.30%, 07/01/2023	1,000,000	1,025,900
		2,524,128

Missouri - 0.69%
Missouri State Housing Development Commission
4.15%, 09/25/2025	217,842	217,211
5.72%, 09/01/2025	2,255,000	2,266,230
5.74%, 03/01/2037	410,000	413,128
5.82%, 03/01/2037	685,000	689,288
6.00%, 03/01/2025	675,000	675,756

St. Louis Housing Authority
5.04%, 04/01/2009	845,000	845,575
		5,107,188

Nebraska - 0.07%
Nebraska Investment Finance Authority
5.50%, 09/01/2017	500,000	498,695

Nevada - 0.00%
Nevada Housing Division
5.11%, 04/01/2017	30,000	29,494

New Jersey - 0.71%
City of Elizabeth
7.00%, 08/01/2010	115,000	115,248
7.18%, 08/01/2013	125,000	125,280

New Jersey State Housing & Mortgage Finance Agency
5.27%, 10/01/2032	1,475,000	1,473,437
5.93%, 11/01/2028	1,625,000	1,624,155
6.13%, 11/01/2037	1,865,000	1,892,751
		5,230,871

New Mexico - 0.49%
New Mexico Mortgage Finance Authority
4.16%, 03/01/2009	30,000	30,113
4.72%, 01/01/2011	300,000	302,853
4.72%, 07/01/2011	290,000	292,758
4.90%, 01/01/2012	275,000	278,526
4.90%, 07/01/2012	250,000	253,205
5.00%, 01/01/2013	255,000	258,524
5.00%, 07/01/2013	270,000	273,731
5.42%, 01/01/2016	315,000	318,229
5.60%, 03/01/2011	175,000	176,876
5.68%, 09/01/2013	410,000	428,265
6.15%, 01/01/2038	1,000,000	1,005,560
		3,618,640

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Schedule of Investments August 31, 2008 (Unaudited)

	Principal Amount	Value
New York - 1.16%
New York City Housing Development Corp.
3.70%, 05/01/2010	$7,800,000	$7,795,944

New York City Industrial Development Agency
5.20%, 07/01/2009	190,000	187,701

Schenectady Metroplex Development Authority
5.30%, 08/01/2028	500,000	475,135

Suffolk County Industrial Development Agency
5.20%, 07/01/2009	115,000	113,789
		8,572,569

North Dakota - 0.06%
North Dakota Public Finance Authority
6.60%, 06/01/2025	405,000	413,789

Ohio - 0.40%
County of Cuyahoga
4.25%, 06/01/2011	870,000	869,730
5.10%, 06/01/2018	730,000	718,028

Ohio Housing Finance Agency
5.57%, 09/01/2016	670,000	674,744
5.84%, 09/01/2016	690,000	692,311
		2,954,813

Oklahoma - 0.40%
Oklahoma Housing Finance Agency
5.58%, 09/01/2026	990,000	993,475
5.65%, 09/01/2026	1,925,000	1,949,428
		2,942,903

Oregon - 0.18%
City of Portland
4.30%, 06/01/2011	410,000	409,348
4.30%, 06/01/2012	295,000	292,572
4.35%, 06/01/2013	320,000	315,107
4.45%, 06/01/2014	300,000	293,292
		1,310,319

Pennsylvania - 1.23%
Allegheny County Redevelopment Authority
5.00%, 09/01/2013	1,585,000	1,598,124

Commonwealth Financing Authority
4.97%, 06/01/2016	455,000	462,758
5.00%, 06/01/2009	770,000	779,302
5.08%, 06/01/2010	50,000	50,745
5.13%, 06/01/2012	735,000	747,186

Pennsylvania Housing Finance Agency
5.76%, 10/01/2037	3,585,000	3,593,102

Philadelphia Redevelopment Authority
4.68%, 04/15/2016	2,000,000	1,912,700
		9,143,917

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Schedule of Investments August 31, 2008 (Unaudited)

	Principal Amount	Value
Rhode Island - 0.08%
Rhode Island Housing & Mortgage Finance Corp.
5.29%, 10/01/2018	$575,000	$573,798

Texas - 0.65%
Texas Department of Housing & Community Affairs
2.68%, 09/01/2008 (b)	1,160,000	1,160,000
7.01%, 09/01/2026	3,520,000	3,648,304
		4,808,304

Utah - 3.20%
Utah Housing Corp.
4.80%, 07/01/2017	3,580,000	3,586,838
4.96%, 07/01/2016	45,000	44,904
5.11%, 07/01/2017	915,000	915,366
5.23%, 07/01/2017	615,000	618,782
5.25%, 07/01/2035	750,000	744,862
5.26%, 07/20/2018	205,000	207,565
5.88%, 07/01/2034	915,000	907,790
5.92%, 07/01/2034	2,500,000	2,495,225
6.10%, 07/20/2028	1,350,000	1,378,539
6.12%, 01/01/2035	2,990,000	3,066,215
6.21%, 07/01/2034	2,000,000	2,050,600
6.21%, 01/01/2035	5,000,000	5,064,700
6.25%, 07/20/2018	630,000	646,934

West Jordan Redevelopment Agency
4.92%, 06/01/2009	565,000	571,294
5.00%, 06/01/2010	835,000	847,734
5.38%, 06/01/2018	530,000	526,714
		23,674,062

Virginia - 3.14%
Virginia Housing Development Authority
4.84%, 12/01/2013	295,000	290,012
5.50%, 12/01/2020	500,000	499,930
5.50%, 06/25/2034	7,487,362	7,356,333
5.50%, 03/25/2036	4,356,205	4,279,972
5.70%, 11/01/2022	1,250,000	1,269,463
5.97%, 11/01/2024	1,405,000	1,425,639
6.00%, 05/01/2013	1,000,000	1,009,900
6.25%, 11/01/2029	4,365,000	4,435,931
6.50%, 06/25/2032	942,652	969,459
7.13%, 11/01/2014	1,660,000	1,698,047
		23,234,686

Washington - 0.14%
State of Washington
4.40%, 07/01/2009	1,000,000	1,011,040

Wyoming - 0.15%
Wyoming Community Development Authority
5.65%, 12/01/2015	1,120,000	1,146,779

TOTAL MUNICIPAL BONDS (Cost $187,012,397)		187,202,215

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Schedule of Investments August 31, 2008 (Unaudited)

	Principal Amount	Value
MISCELLANEOUS INVESTMENTS - 1.03%
Community Reinvestment Revenue Note - A3, 5.90%, 06/01/2031 (c)	$385,000	$392,096
Community Reinvestment Revenue Notes 4.68%, 08/01/2035 (c)	345,000	340,849
CRF Affordable Housing, 5.50%, 04/25/2035 (b) (c)	6,942,034	6,919,296

TOTAL MISCELLANEOUS INVESTMENTS (Cost $7,787,662)		7,652,241

SHORT-TERM INVESTMENTS - 2.00%
Certificate of Deposit - 0.03%
Latino Community Credit
3.00%, 11/10/2008	100,000	100,000

Self Help Credit Union
3.13%, 01/04/2009	100,000	100,000
		200,000

	Shares
Money Market Fund - 1.97%
Evergreen Institutional Money Market Fund, 2.57% (d)	14,536,222	14,536,222

TOTAL SHORT-TERM INVESTMENTS (Cost $14,736,222)		14,736,222

Total Investments (Cost $743,545,746) - 100.33%		742,302,536
Liabilities in Excess of Other Assets, Net - (0.33)%		(2,453,751)
NET ASSETS -100.00%		$739,848,785

Footnotes
The following information for the Fund is presented on an income tax basis as of August 31, 2008:
Cost of Investments	$743,545,746
Gross Unrealized Appreciation	5,126,549
Gross Unrealized Depreciation	(6,369,759)
Net Unrealized Depreciation	$(1,243,210)

(a)
Securities for which market quotations are not readily available are valued at fair value as determined by theAdvisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at August 31, 2008 is $16,434,872, which represents 2.22% of total net assets.

(b)	Variable rate security, the coupon rate shown is the effective rate as of August 31, 2008.
(c)
Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended.These securities may be resold only to qualified institutional buyers in transactions exempt from registration. At August 31, 2008, these securities amounted to $7,652,241, which represents 1.03% of total net assets.

(d)	The rate shown is the 7-day effective yield as of August 31, 2008.

FGLMC - Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed
FHA - Federal Housing Administration
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association
TBA - To Be Announced

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

THE COMMUNITY REINVESTMENT ACT QUALIFIED INVESTMENT FUND

Schedule of Investments August 31, 2008 (Unaudited)

In September 2006, the Financial Accounting Standards Board (“FASB”) released Statement of Financial Accounting Standards (“SFAS”) No. 157, which provides enhanced guidance for using fair value to measure assets and liabilities. The Fund adopted SFAS No. 157 on June 1, 2008. SFAS No. 157 establishes a fair value hierarchy and specifies that a valuation technique used to measure fair value shall maximize the use of observable inputs and minimize the use of unobservable inputs. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy under SFAS No. 157 are described below:

• Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

• Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

• Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

As required by SFAS No.157, investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement. The table below sets forth information about the level within the fair value hierarchy at which the Funds’ investments are measured at August 31, 2008:

Level 1	Level 2	Level 3	Total
$14,536,222	$711,331,442	$16,434,872	$742,302,536

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments In Securities
Beginning balance as of June 1, 2008	$23,024,333
Accrued discounts/premiums	(1,190)
Realized (loss)	(1,113)
Change in unrealized appreciation	298,014
Net purchases/sales	6,686,240
Net transfer in and/or out of Level 3	(13,571,412)
Ending balance as of August 31, 2008	$16,434,872

Item 2.   Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Community Reinvestment Act Qualified Investment Fund

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: October 23, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ David K. Downes
David K. Downes
President/Principal Executive Officer
Date: October 23, 2008

By (Signature and Title)	/s/ Joseph H. Hastings
Joseph H. Hastings
Treasurer/Principal Financial Officer
Date: October 23, 2008